Condensed Statements Of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (183,908)	$ (330,883)	$ (90,380)
Interest income	12,153	7,365	4,632
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(258,971)	(189,938)	(95,012)
Foreign currency exchange loss, net	(6,403)	(2,040)	8,327
Others	5,298	7,135	618
Earnings (loss) before income taxes	(1,043,215)	(604,813)	362,677
Equity in earnings (loss) from subsidiaries	(2,295)	(787)	3,570
Income tax expense	(8,844)	(4,141)	(66,210)
Net income (loss) available to LDK Solar Co., Ltd. shareholders	(1,124,955)	(655,459)	290,797
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenue	0	4,534	0
General and administrative expenses	(4,910)	(13,667)	(7,769)
Interest income	0	65	119
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(31,758)	(30,508)	(19,278)
Foreign currency exchange loss, net	(692)	(10,871)	0
Others	0	4,836	55
Earnings (loss) before income taxes	(37,360)	(45,611)	(26,873)
Equity in earnings (loss) from subsidiaries	(1,087,595)	(609,848)	318,986
Income tax expense	0	0	(1,316)
Net income (loss) available to LDK Solar Co., Ltd. shareholders	$ (1,124,955)	$ (655,459)	$ 290,797